Financial structure and financial costs - Loan repayment schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 49,512	$ 60,203	$ 47,773
Non-current financial assets	(2,404)	(4,781)	(912)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 47,108	$ 55,422	$ 46,861
Repayment (as a percent)	100.00%	100.00%	100.00%
Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 6,143	$ 9,932	$ 5,716
Non-current financial assets	(111)	(142)	(101)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 6,032	$ 9,790	$ 5,615
Repayment (as a percent)	13.00%	18.00%	12.00%
Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 6,506	$ 5,988	$ 6,226
Non-current financial assets	(219)	(268)	(148)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 6,287	$ 5,720	$ 6,078
Repayment (as a percent)	13.00%	10.00%	13.00%
Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 4,471	$ 6,340	$ 5,230
Non-current financial assets	(89)	(395)	(67)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 4,382	$ 5,945	$ 5,163
Repayment (as a percent)	9.00%	11.00%	11.00%
Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 3,348	$ 4,535	$ 5,885
Non-current financial assets	(71)	(260)	(87)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 3,277	$ 4,275	$ 5,798
Repayment (as a percent)	7.00%	8.00%	12.00%
More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 29,044	$ 33,408	$ 24,716
Non-current financial assets	(1,914)	(3,716)	(509)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 27,130	$ 29,692	$ 24,207
Repayment (as a percent)	58.00%	53.00%	52.00%
Hedging instruments of non-current financial debt
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 1,498	$ 1,615	$ 1,694
Non-current financial assets	(787)	(3,221)	(512)
Hedging instruments of non-current financial debt | Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	115	142	204
Non-current financial assets	(51)	(58)	(9)
Hedging instruments of non-current financial debt | Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	190	59	433
Non-current financial assets	(103)	(218)	(121)
Hedging instruments of non-current financial debt | Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	194	115	106
Non-current financial assets	(51)	(277)	(18)
Hedging instruments of non-current financial debt | Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	238	150	139
Non-current financial assets	(34)	(212)	(83)
Hedging instruments of non-current financial debt | More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	761	1,149	812
Non-current financial assets	$ (548)	$ (2,456)	$ (281)